INTANGIBLE - Changes in intangible assets with determined useful life (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 5,709,964	R$ 6,557,009
Additions	82,492	161,779
Write-offs	(3,015)
Amortization	1,011,088	1,008,824
Closing Balance	4,778,353	5,709,964
Cost
Changes in intangible assets other than goodwill [abstract]
Opening Balance	12,540,497
Closing Balance	12,617,166	12,540,497
Amortization
Changes in intangible assets other than goodwill [abstract]
Opening Balance	(6,830,533)
Closing Balance	R$ (7,838,813)	(6,830,533)
Non-competition agreements
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 4,508
Closing Balance		4,508
Port concessions
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	3.94%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 632,253
Closing Balance	R$ 621,842	632,253
Supplier agreements
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	12.70%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 25,925
Closing Balance	R$ 11,111	25,925
Port service contracts
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	4.26%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 520,459
Closing Balance	R$ 491,094	520,459
Cultivars
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 20,391
Closing Balance		20,391
Trademarks and patents
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	8.14%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 170,306
Closing Balance	R$ 154,846	170,306
Customer portfolio
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	9.10%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 4,104,900
Closing Balance	R$ 3,283,919	4,104,900
Software
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	25.45%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 201,476
Closing Balance	R$ 206,635	201,476
Other
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	10.00%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 29,746
Closing Balance	R$ 8,906	R$ 29,746